RECEIVABLE FOR BITCOIN COLLATERAL, NET - RELATED PARTY	12 Months Ended
Dec. 31, 2025
RECEIVABLE FOR BITCOIN COLLATERAL, NET - RELATED PARTY
RECEIVABLE FOR BITCOIN COLLATERAL, NET - RELATED PARTY

5.RECEIVABLE FOR BITCOIN COLLATERAL, NET - RELATED PARTY

	As of December 31, 2024	As of December 31, 2025
Receivable for Bitcoin collateral, net - current	84,838,573	—
Receivable for Bitcoin collateral, net - non-current - related party	—	663,985,014
Less: allowance for receivables for Bitcoin collateral	(302,006)	(1,016,200)
Total receivable for Bitcoin collateral, net - related party	84,536,567	662,968,814

As of December 31, 2024 and 2025, all of the Company’s Bitcoins were posted as collateral (refer to Note 9). These Bitcoins had a total cost basis of approximately US$88.3 million and US$763.4 million, respectively, and a fair value of approximately US$84.8 million and US$664.0 million, respectively. The loss from change in fair value of receivable for Bitcoin collateral of approximately US$3.4 million and US$96.5 million, respectively, has been recorded in accumulated deficit.